Shareholder Fees - ETF - Vanguard Dividend Appreciation Index Fund - ETF Shares	Sep. 20, 2021 USD ($) [1]
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none

[1]	None through Vanguard (Broker fees vary)